Radian Mortgage Securities LLC ABS-15G

Exhibit 99.4

Valuation Report

Run Date - 5/14/2025 9:33:37 AM

LOAN INFORMATION										ORIGINATION VALUES															AVM VALUES						DESK REVIEW VALUES							DESKTOP APPRAISAL VALUES						BPO VALUES					FIELD REVIEW VALUES						2055 VALUES						AVE/CMA VALUES					HYBRID VALUES					UPDATED VALUES						UPDATED MULTIPROPERTY VALUES
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Note Date	Original Loan Amount	Sales Price	Value for LTV	LTV Value Variance Amount	LTV Value Variance Percent	Appraised Value	Appraisal Report Date	Appraisal Effective Date	Appraisal Valuation Type	Appraisal Company	Appraisal FSD Score	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Report Date	Second Appraisal Effective Date	Second Appraisal Type	Second Appraisal Company	Second Appraisal FSD Score	Second Appraisal Desk Review Score	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Report Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Report Date	Appraisal Effective Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraisal Effective Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraisal Effective Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraisal Effective Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Report Date	Appraisal Effective Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	LCA Risk Score	Collateral Underwriter Risk Score
[redacted]	1	[redacted]							0.000%				Appraisal					0.000%			Desk Review			Moderate																																																								N/A		3.10
[redacted]	2	[redacted]							0.000%				Appraisal					0.000%			Desk Review			Moderate																																																								N/A		3.40
[redacted]	3	[redacted]							0.000%				Appraisal																																																																			N/A		2.50